SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares
Disclosure of classes of share capital [abstract]
Options, outstanding, beginning	48,265,000	30,608,000
Options, issued	5,000,000	9,575,000
Options, issued	750,000	120,000
Options, issued	2,000,000	50,000
Options, issued		1,400,000
Options, issued		12,075,000
Options, exercised	0	(638,000)
Options, expired	(7,700,000)	(1,950,000)
Options, forfeited	(1,287,500)	(2,975,000)
Options, outstanding, ending	46,927,500	48,265,000
Weighted average exercise price, outstanding, beginning | $ / shares	$ 0.01	$ 0.01
Weighted average exercise price, issued | $ / shares	$ 0.40	$ 0.60
Weighted average exercise price, issued | $	$ 0.4	$ 0.5
Weighted average exercise price, issued | $	$ 0.4	0.43
Weighted average exercise price, issued | $		0.4
Weighted average exercise price, issued | $		$ 0.4
Weighted average exercise price, exercised | $ / shares	$ 0.00	$ 0.17
Weighted average exercise price, expired | $	$ 0.68	$ 1.27
Weighted average exercise price, forfeited | $	$ 0.5	$ 0.68
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.01	$ 0.01